Baird Small/Mid Cap Growth Fund
Schedule of Investments, September 30, 2020 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	2,937	$307,386	0.8%
Biotechnology
Exact Sciences Corp. (1)	3,100	316,045	0.8%
Building Products
Trex Co, Inc. (1)	9,236	661,298	1.8%
Commercial Services & Supplies
IAA, Inc. (1)	13,804	718,774	1.9%
Construction & Engineering
MasTec, Inc. (1)	10,072	425,038	1.1%
WillScot Mobile Mini Holdings Corp. (1)	19,220	320,590	0.8%
		745,628	1.9%
Containers & Packaging
AptarGroup, Inc.	5,909	668,899	1.8%
Distributors
Pool Corp.	3,174	1,061,830	2.8%
Diversified Telecommunication Services
Bandwidth, Inc. (1)	2,686	468,895	1.2%
Electrical Equipment
Generac Holdings, Inc. (1)	4,421	856,082	2.3%
Electronic Equipment, Instruments & Components
Littelfuse, Inc.	1,861	330,030	0.9%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	13,429	439,263	1.2%
Food Products
Lamb Weston Holdings, Inc.	7,453	493,910	1.3%
Health Care Equipment & Supplies
Insulet Corp. (1)	3,984	942,575	2.5%
Masimo Corp. (1)	2,590	611,395	1.6%
Novocure Ltd. (1)(2)	7,271	809,335	2.2%
QUIDEL Corp. (1)	3,244	711,669	1.9%
Shockwave Medical, Inc. (1)	8,920	676,136	1.8%
STAAR Surgical Co. (1)	7,105	401,859	1.1%
Tandem Diabetes Care, Inc. (1)	5,680	644,680	1.7%
		4,797,649	12.8%
Health Care Providers & Services
LHC Group, Inc. (1)	4,815	1,023,476	2.7%
Health Care Technology
Inspire Medical Systems, Inc. (1)	4,340	560,077	1.5%
Phreesia, Inc. (1)	11,676	375,150	1.0%
		935,227	2.5%
Household Durables
LGI Homes, Inc. (1)	4,846	562,960	1.5%
Insurance
Kinsale Capital Group, Inc.	2,565	487,812	1.3%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	6,486	788,892	2.1%
IT Services
EPAM Systems, Inc. (1)	4,189	1,354,220	3.6%
Euronet Worldwide, Inc. (1)	2,825	257,358	0.7%
Jack Henry & Associates, Inc.	3,826	622,069	1.7%
LiveRamp Holdings, Inc. (1)	5,148	266,512	0.7%
WNS Holdings Ltd. - ADR (1)(2)	10,264	656,485	1.7%
		3,156,644	8.4%
Life Sciences Tools & Services
ICON PLC (1)(2)	4,164	795,698	2.1%
Repligen Corp. (1)	4,255	627,783	1.7%
		1,423,481	3.8%
Machinery
IDEX Corp.	4,883	890,708	2.4%
Toro Co.	7,257	609,225	1.6%
		1,499,933	4.0%
Media
Cable One, Inc.	428	806,964	2.1%
Multiline Retail
Ollie's Bargain Outlet Holdings, Inc. (1)	4,138	361,454	1.0%
Pharmaceuticals
Catalent, Inc. (1)	8,218	703,955	1.9%
Jazz Pharmaceuticals PLC (1)(2)	3,599	513,181	1.4%
Revance Therapeutics, Inc. (1)	17,730	445,732	1.2%
		1,662,868	4.5%
Professional Services
TransUnion	6,030	507,304	1.3%
Road & Rail
Schneider National, Inc.	16,608	410,716	1.1%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	3,022	844,981	2.2%
Software
Alteryx, Inc. (1)	2,024	229,825	0.6%
Avalara, Inc. (1)	4,340	552,656	1.5%
Descartes Systems Group, Inc. (1)(2)	9,065	516,524	1.4%
Everbridge, Inc. (1)	2,570	323,126	0.9%
Fair Isaac Corp. (1)	1,686	717,191	1.9%
Paycom Software, Inc. (1)	1,214	377,918	1.0%
Paylocity Holding Corp. (1)	4,605	743,339	2.0%
Ping Identity Holding Corp. (1)	10,545	329,109	0.9%
Q2 Holdings, Inc. (1)	5,813	530,494	1.4%
Qualys, Inc. (1)	4,809	471,330	1.3%
Smartsheet, Inc. (1)	6,600	326,172	0.9%
Tyler Technologies, Inc. (1)	2,075	723,262	1.9%
Upland Software, Inc. (1)	13,293	501,146	1.3%
		6,342,092	17.0%
Specialty Retail
Burlington Stores, Inc. (1)	3,391	698,851	1.9%
Five Below, Inc. (1)	6,402	813,055	2.2%
		1,511,906	4.1%
Textiles, Apparel & Luxury Goods
Crocs, Inc. (1)	15,047	642,958	1.7%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc. (1)	7,589	925,479	2.5%
Watsco, Inc.	1,600	372,624	1.0%
		1,298,103	3.5%
Total Common Stocks		36,133,460	96.3%
(Cost $27,905,095)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.07% (3)	1,338,673	1,338,673	3.6%
Total Short-Term Investment		1,338,673	3.6%
(Cost $1,338,673)
Total Investments		37,472,133	99.9%
(Cost $29,243,768)
Other Assets in Excess of Liabilities		51,670	0.1%
TOTAL NET ASSETS		$37,523,803	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR	- American Depository Receipt
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$36,133,460	$–	$–	$36,133,460
Total Equity	36,133,460	–	–	36,133,460
Short-Term Investment
Money Market Mutual Fund	1,338,673	–	–	1,338,673
Total Short-Term Investment	1,338,673	–	–	1,338,673
Total Investments*	$37,472,133	$–	$–	$37,472,133

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.